Share-Based Compensation - General (Detail)	12 Months Ended
Dec. 31, 2018 shares
Total System Services, Inc. 2017 Omnibus Plan
Share-based Compensation
Aggregate number of shares of stock which may be granted under plan	15,000
Total System Services, Inc. 2012 Omnibus Plan
Share-based Compensation
Aggregate number of shares of stock which may be granted under plan	17,000
Total System Services, Inc. 2007 Omnibus Plan
Share-based Compensation
Aggregate number of shares of stock which may be granted under plan	5,000
Total System Services, Inc. 2002 Long-Term Incentive Plan
Share-based Compensation
Aggregate number of shares of stock which may be granted under plan	9,400
Total System Services, Inc. 2000 Long-Term Incentive Plan
Share-based Compensation
Aggregate number of shares of stock which may be granted under plan	2,400
Stock Options
Share-based Compensation
Life of award	10 years
Stock Options | Minimum
Share-based Compensation
Exercise price percentage of fair market value of common stock	100.00%
Stock Options | Maximum
Share-based Compensation
Life of award	10 years